Leases as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Lease [Abstract]
Summary of Right-of-use Assets and Movements of Collaboration Assets
(a)	Right-of-use assets

	December 31,	December 31,
	2021	2020
	US$’000	US$’000
Leasehold land	4,862	4,851
Lease buildings	2,324	3,158
Collaboration assets	31,097	31,533
	38,283	39,542

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Non-Collaboration Assets Leased		Collaboration Assets Leased
	Leasehold land	Buildings	Buildings	Machinery And equipment	Computer and office equipment	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2021
Right-of-use assets at January 1, 2021	4,851	3,158	21,311	10,201	21	39,542
Additions	—	678	7	2,517	—	3,202
Disposals	—	(59)	—	(53)	—	(112)
Exchange realignment	112	(62)	—	—	—	50
Depreciation of right-of-use assets	(101)	(1,391)	(1,411)	(1,491)	(5)	(4,399)
Right-of-use assets at December 31, 2021	4,862	2,324	19,907	11,174	16	38,283
December 31, 2020
Right-of-use assets at January 1, 2020	4,630	4,718	11,639	6,787	16	27,790
Additions	—	491	10,726	4,369	10	15,596
Lease modifications	—	(928)	—	—	—	(928)
Exchange realignment	318	273	—	—	—	591
Depreciation of right-of-use assets	(97)	(1,396)	(1,054)	(955)	(5)	(3,507)
Right-of-use assets at December 31, 2020	4,851	3,158	21,311	10,201	21	39,542

Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term.

	2021	2020
	US$’000	US$’000
Carrying amount at January 1	3,373	6,085
Additions	678	491
Lease modifications	—	(928)
Disposals	(68)	—
Accretion of interest recognized during the year	142	195
Payments	(1,561)	(2,797)
Exchange realignment	(60)	327
Carrying amount at December 31	2,504	3,373
Analyzed into:
Current portion	911	1,464
Non-current portion	1,593	1,909
	2,504	3,373

Summary of Lease Expense

(c) The amounts recognized in profit or loss in relation to leases are as follows:

	2021	2020
	US$’000	US$’000
Interest on lease liabilities	142	195
Depreciation charge of right-of-use assets	4,399	3,507
Expense relating to short-term leases	182	69
Total amount recognized in profit or loss	4,723	3,771

Summary of Undiscounted Minimum Lease Payments Receivables in Future Periods under Non-cancellable Finance Leases and Operating Leases

At December 31, 2021 and 2020, the undiscounted minimum lease payments receivables by the Group in future periods under non-cancellable finance leases and operating leases with its tenants are as follows:

	2021	2020
	US$’000	US$’000

Finance leases:
Within one year	94	619

Operating leases:
Within one year	13	4